NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
The Company's Non-Controlling Interests included in the Consolidated Balance Sheet were as follows:

at December 31	2014	2013
(millions of Canadian dollars)

Non-controlling interest in TC PipeLines, LP	1,479	1,323
Non-controlling interest in Portland	104	94
	1,583	1,417

The Company's Non-Controlling Interests included in the Consolidated Statement of Income were as follows:

year ended December 31	2014	2013	2012
(millions of Canadian dollars)

Non-controlling interest in TC PipeLines, LP	136	93	91
Non-controlling interest in Portland	15	12	5
	151	105	96

During 2014, the non-controlling interest in TC PipeLines, LP increased from 71.1 per cent to 71.7 per cent due to the issuance of common units in TC PipeLines, LP to non-controlling interests. The non-controlling interest in TC PipeLines, LP from May 2013 to August 2014 was 71.1 per cent and from May 2011 to May 2013 was 66.7 per cent.
The non-controlling interest in Portland as at December 31, 2014 represented the 38.3 per cent interest not owned by TCPL (2013 and 2012 – 38.3 per cent).
In 2014, TCPL received fees of $3 million from TC PipeLines, LP (2013 and 2012 – $3 million) and $8 million from Portland (2013 and 2012 – $7 million) for services provided.